Organization and Nature of Operations	12 Months Ended
	Dec. 31, 2011 SQN Alternative Investment Fund III L.P.	Dec. 31, 2010 SQN AIF III GP, LLC and Subsidiary	Dec. 31, 2011 SQN AIF III GP, LLC
Organization and Nature of Operations

1.  Organization and Nature of Operations

Nature of business and operations — The accompanying consolidated balance sheet of SQN AIF III GP, LLC and Subsidiary (the “Company”) include the accounts of SQN AIF III GP, LLC (the “LLC”) and its minority owned subsidiary SQN Alternative Investment Fund III L.P. (the “Managed Fund”).

The LLC is a wholly-owned subsidiary of SQN Capital Management LLC (“Capital”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of the Managed Fund, which is a publicly registered equipment leasing and finance fund formed in the United States of America for the purpose of investing in a diverse pool of business-essential equipment and physical assets. The Company’s fiscal year ends on December 31.

The LLC was formed on March 8, 2010 as a Delaware limited liability company. The LLC, through Capital, manages and controls the day to day activities and operations of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The LLC paid an aggregate capital contribution of $100 for a 1% interest in the Managed Fund’s profits, losses, cash distributions and liquidation proceeds.

The Managed Fund was organized as a Delaware limited partnership on March 10, 2010 and is engaged in a single business segment, the ownership and investment in leased equipment, which includes: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financing; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Managed Fund may also purchase equipment and sell it directly to its leasing customers. The Managed Fund will terminate no later than December 31, 2034.

The principal investment strategy of the Managed Fund is to invest in business-essential, revenue-producing (or cost-savings) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life. The Managed Fund expects to achieve its investment strategy by making investments in equipment already subject to lease, originating equipment leases in such equipment or providing asset financing.

On July 1, 2011, SQN Capital Corporation (the parent company of Capital) assigned its 100% interest in Capital to SQN Capital Partners, LLC which it believes to be a more tax efficient structure. There has been no change of control as a result of this as the principals and majority interest holders in both entities are the same.

On June 28, 2011, the officers of Summit Asset Management Limited (“SAM”) which prior to that date had equal ownership in Capital with SQN Capital Corporation resigned from both the LLC and Capital. At that time, SAM redeemed its ownership interest in Capital.

The Managed Fund will make, at the sole discretion of Capital, semi-annual cash distributions to each Limited Partner of the Managed Fund, computed at 3% (pro-rated to the date of admission for each Limited Partner of the Managed Fund) of each Limited Partner’s capital contribution, beginning six months after the Managed Fund’s initial closing which occurred on May 2, 2011. The Managed Fund’s income, losses and distributions are allocated 99% to the Limited Partners and 1% to the LLC until the Limited Partners have received total distributions equal to each Limited Partners’ capital contribution plus an 8%, compounded annually, cumulative return on each Limited Partners’ capital contribution. After such time, income, losses and distributions will be allocated 80% to the Limited Partners and 20% to the LLC.

The Managed Fund is currently in the Offering Period, which expires the earlier of raising $50,000,000 in Limited Partner capital contributions (50,000 units in limited partnership interests (“Units”) at $1,000 per Unit) or March 17, 2013. During the Operating Period the Managed Fund invests most of the net offering proceeds in items of equipment that are subject to leases, equipment financing transactions, and residual ownership rights in leased equipment. The Operating Period begins when the Managed Fund starts investing the offering proceeds, which occurred on June 29, 2011, and will last for three years, unless it is extended, at the sole discretion of the LLC for a maximum of two one-year extensions. After the net offering proceeds are invested, additional investments will be made with the cash proceeds generated from the Managed Fund’s initial investments, to the extent that cash is not needed for expenses, reserves, or distributions to Limited Partners. The investment in additional equipment in this manner is called “reinvestment.” After the Operating Period, the Managed Fund will sell its assets in the ordinary course of business, a time frame called the “Liquidation Period.” The Liquidation Period is expected to last four years, unless it is extended, at the sole discretion of the LLC for a maximum of two one-year extensions.

On May 2, 2011, the first business day after April 30, 2011, the Managed Fund admitted 19 Limited Partners with total capital contributions of $1,200,500. From May 3, 2011 through December 31, 2011, the Managed Fund admitted an additional 118 Limited Partners with total capital contributions of $7,250,400.

A Limited Partner may not redeem their Units in the Managed Fund without the prior written consent of the LLC. The LLC has the sole discretion to approve or deny any redemption requested by a Limited Partner.

1.  Organization and Nature of Operations

SQN AIF III GP, LLC (the “Company”) is a wholly-owned subsidiary of SQN Capital Management LLC, a Delaware limited liability company (“Capital” or “Parent”). The primary activity of the Company is to sponsor, manage and act as the general partner of SQN Alternative Investment Fund III, L.P. (the “Managed Fund”), a publicly registered equipment leasing and finance fund in the United States of America.

The Company was formed on March 8, 2010 as a Delaware limited liability company. The Company, through the Parent, manages and controls the business affairs of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The Managed Fund is in the process of filing a registration statement (Form S-1) with the Securities Exchange Commission and will operate as a publicly registered equipment leasing and finance fund for the purpose of investing in a diverse pool of business-essential equipment and physical assets.

The Company will be entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. The Company’s fiscal year ends on December 31.

1.  Organization and Nature of Operations

Nature of business and operations — SQN Alternative Investment Fund III L.P. (the “Partnership”) was organized as a Delaware limited partnership on March 10, 2010 and is engaged in a single business segment, the ownership and investment in leased equipment, which includes: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financing; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Partnership may also purchase equipment and sell it directly to its leasing customers. The Partnership will terminate no later than December 31, 2034.

The principal investment strategy of the Partnership is to invest in business-essential, revenue-producing (or cost-savings) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life. The Partnership expects to achieve its investment strategy by making investments in equipment already subject to lease, originating equipment leases in such equipment or providing asset financing.

The General Partner of the Partnership is SQN AIF III GP, LLC (the “General Partner”), a wholly-owned subsidiary of the Partnership’s Investment Manager, SQN Capital Management, LLC (the “Investment Manager”). Both the Partnership’s General Partner and its Investment Manager are Delaware limited liability companies. The General Partner manages and controls the day to day activities and operations of the Partnership, pursuant to the terms of the Partnership Agreement. The General Partner paid an aggregate capital contribution of $100 for a 1% interest in the Partnership’s income, losses and distributions. The Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership.

On July 1, 2011, SQN Capital Corporation assigned its 100% interest in the Partnership’s Investment Manager to SQN Capital Partners, LLC which it believes to be a more tax efficient structure. There has been no change of control as a result of this as the principals and majority interest holders in both entities are the same.

On June 28, 2011, the officers of Summit Asset Management Limited (“SAM”) which prior to that date had equal ownership in the Investment Manager with SQN Capital Corporation (the parent company of the Investment Manager) resigned from both the General Partner and the Investment Manager. At that time, SAM redeemed its ownership interest in the Investment Manager.

Beginning on June 29, 2011, SAM has primarily provided the Partnership with origination services. They have assisted the Partnership with all the transactions completed during 2011. The Partnership anticipates SAM will continue to provide these services going forward into the foreseeable future.

The Partnership will make, at the sole discretion of the Investment Manager, semi-annual cash distributions to each Limited Partner computed at 3% (pro-rated to the date of admission for each Limited Partner) of each Limited Partner’s capital contribution, beginning six months after the Partnership’s initial closing which occurred on May 2, 2011. The Partnership’s income, losses and distributions are allocated 99% to the Limited Partners and 1% to the General Partner until the Limited Partners have received total distributions equal to each Limited Partners’ capital contribution plus an 8%, compounded annually, cumulative return on each Limited Partners’ capital contribution. After such time, income, losses and distributions will be allocated 80% to the Limited Partners and 20% to the General Partner.

The Partnership is currently in the Offering Period, which expires the earlier of raising $50,000,000 in Limited Partner capital contributions (50,000 units in limited partnership interests (“Units”) at $1,000 per Unit) or March 17, 2013. During the Operating Period the Partnership invests most of the net offering proceeds in items of equipment that are subject to leases, equipment financing transactions, and residual ownership rights in leased equipment. The Operating Period begins when the Partnership starts investing the offering proceeds, which occurred on June 29, 2011, and will last for three years, unless it is extended, at the sole discretion of the Partnership’s General Partner for a maximum of two one-year extensions. After the net offering proceeds are invested, additional investments will be made with the cash proceeds generated from the Partnership’s initial investments, to the extent that cash is not needed for expenses, reserves, or distributions to Limited Partners. The investment in additional equipment in this manner is called “reinvestment.” After the Operating Period, the Partnership will sell its assets in the ordinary course of business, a time frame called the “Liquidation Period.” The Liquidation Period is expected to last four years, unless it is extended, at the sole discretion of the Partnership’s General Partner for a maximum of two one-year extensions.

On May 2, 2011, the first business day after April 30, 2011, the Partnership admitted 19 Limited Partners with total capital contributions of $1,200,500. From May 3, 2011 through December 31, 2011, the Partnership admitted an additional 118 Limited Partners with total capital contributions of $7,250,400.

A Limited Partner may not redeem their Units in the Partnership without the prior written consent of the General Partner. The General Partner has the sole discretion to approve or deny any redemption requested by a Limited Partner.